Note 7 - Right-of-use Asset (Tables)	6 Months Ended
Jun. 30, 2021
Statement Line Items [Line Items]
Disclosure of maturity analysis of operating lease payments [text block]
Less than 1 year	$-
Between 1 and 5 years	-
$-

Disclosure of lease liabilities [text block]
Lease Obligation
Lease obligation as of January 1, 2020	$574,762
Accretion on lease liability	21,990
Lease payment	(58,800)
Lease obligation at June 30, 2020	$537,952
Accretion on lease liability	20,492
Lease payment	(58,798)
Adjustment from lease reassessment	(480,046)
Lease obligation at December 31, 2020	$19,600
Lease payment	(19,600)
Lease obligation at June 30, 2021	$-

Disclosure of quantitative information about right-of-use assets [text block]
Office Lease
Right-of-use assets at January 1, 2020	$514,181
Depreciation on right-of-use assets	(44,939)
Right-of-use assets at June 30, 2020	469,242
Adjustment from lease reassessment	(480,047)
Depreciation on right-of-use assets	27,593
Right-of-use assets at December 31, 2020	$16,788
Depreciation on right-of-use assets	(16,788)
Right-of-use assets at June 30, 2021	$-